Summary of Significant Accounting Policies (Tables)	12 Months Ended
Mar. 31, 2019
Accounting Policies [Abstract]
Schedule of estimated useful lives	The estimated useful lives are as follows:
Furniture and fittings	5 years
Computer equipment	5 years

Schedule of Differences between Reported Amount and Reporting Currency Denominated Amount

Translation of amounts from HK$ into US$ has been made at the following exchanges rates for the respective periods:

	For the Years Ended March 31,
	2019	2018	2017
Twelve months ended HKD:USD exchange rate	7.8	7.8	7.8
Average twelve months ended HKD:USD exchange rate	7.8	7.8	7.8
Twelve months ended RMB:USD exchange rate	N/A	6.23944	N/A
Average twelve months ended RMB:USD exchange rate	N/A	6.23944	N/A